Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended																					12 Months Ended
		Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments of Ordinary Dividends, Common Stock	[1]																						$ 234.0	$ 234.0	$ 3,746.5
Common shares, dividends declared (USD per share)																							$ 1.15	$ 0.40	$ 1.90
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	[1]																						$ 43.6	$ 26.8	$ 26.8
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid																$ 1.50						$ 4.50
Payments of Ordinary Dividends, Common Stock																$ 876.5						$ 2,635.9
Common shares, dividends declared (USD per share)		$ 0.75
Quarterly dividend
Common Stock, Dividends, Per Share, Cash Paid			$ 0.10		$ 0.10		$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10		$ 0.10		$ 0.10	$ 0.10		$ 0.10
Payments of Ordinary Dividends, Common Stock			$ 58.5		$ 58.5		$ 58.5		$ 58.5	$ 58.5		$ 58.5	$ 58.5		$ 58.5		$ 58.5		$ 58.5	$ 58.5		$ 58.6
Common shares, dividends declared (USD per share)		$ 0.10
Series B Preferred Stock
Dividends Payable		$ 0.0														13.4							0.0	13.4	13.4
Preferred Stock, Dividends, Per Share, Cash Paid		$ 20.753157		$ 20.67700		$ 18.92463		$ 26.875			$ 26.875			$ 26.875				$ 26.875			$ 26.875
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		$ 10.4		$ 10.3		$ 9.5		$ 13.4			$ 13.4			$ 13.4				$ 13.4			$ 13.4
Common equities
Dividends Payable		497.9														$ 58.5							497.9	$ 58.5	$ 58.5
Common equities | Annual variable dividend
Dividends Payable		439.3																					439.3
Common equities | Quarterly dividend
Dividends Payable		$ 58.6																					$ 58.6

[1]	See Note 14 – Dividends for further discussion.